Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Employees, salaries and related liabilities	$ 462,110	$ 447,161
Deferred Revenue	133,436	142,340	$ 201,762
Warranty provision	12,335	12,335
Advances from customers	181,895	46,134
Accrued expenses	165,110	272,819
Other payables	11,726	13,206
Other liabilities current	$ 966,612	$ 933,995